SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Accounting Policies [Abstract]
Accounts Receivable, Allowance for Credit Loss	$ 4,951,599		$ 4,972,680
Depreciation	$ 38,252	$ 39,743